UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2019

Date of reporting period: January 31, 2019

Item 1.	Schedule of Investments

The registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

THE ADVISORS’ INNER CIRCLE FUND	RHJ SMID CAP PORTFOLIO
JANUARY 31, 2019
(Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 98.2%‡
	Shares	Value
CONSUMER DISCRETIONARY — 18.6%
Aaron’s	1,825	$91,360
Children’s Place	523	50,605
Columbia Sportswear	918	81,877
Dave & Buster’s Entertainment	1,202	61,843
Hasbro	766	69,369
LKQ*	2,818	73,888
Steven Madden	2,082	67,977
Strategic Education	801	87,629
Tractor Supply	825	70,455
Urban Outfitters*	1,911	61,725

		716,728

CONSUMER STAPLES — 1.9%
US Foods Holding*	2,174	73,307

ENERGY — 2.6%
Apergy*	1,757	59,070
Core Laboratories	604	40,746

		99,816

FINANCIALS — 5.8%
Umpqua Holdings	6,296	111,313
Zions Bancorp	2,384	113,455

		224,768

HEALTH CARE — 15.6%
Acadia Healthcare*	1,835	50,206
Bio-Techne	431	75,192
Centene*	293	38,257
Edwards Lifesciences*	614	104,638
Emergent BioSolutions*	1,135	70,813
Jazz Pharmaceuticals*	449	56,525
Novocure*	672	32,928
Premier, Cl A*	2,185	86,941
STERIS	740	84,404

		599,904

THE ADVISORS’ INNER CIRCLE FUND	RHJ SMID CAP PORTFOLIO
JANUARY 31, 2019
(Unaudited)

COMMON STOCK — continued
	Shares	Value
INDUSTRIALS — 25.4%
Aerojet Rocketdyne Holdings*	2,238	$88,334
Carlisle	719	77,458
Dover	720	63,238
Hubbell, Cl B	597	65,270
IDEX	503	69,343
KAR Auction Services	1,438	74,790
Kirby*	1,296	97,083
MasTec*	1,914	84,943
Robert Half International	908	58,503
Toro	990	58,905
Valmont Industries	618	79,722
WABCO Holdings*	622	71,051
Xylem	1,260	89,788

		978,428

INFORMATION TECHNOLOGY — 23.9%
Box, Cl A*	2,028	42,426
CDW	898	74,777
Ciena*	2,121	80,789
Dolby Laboratories, Cl A	1,241	80,206
Euronet Worldwide*	838	96,378
FLIR Systems	1,550	75,764
II-VI*	1,342	50,942
j2 Global	826	62,082
Pegasystems	1,182	66,535
PTC*	945	80,127
Teradata*	2,467	109,485
Tyler Technologies*	292	55,243
Versum Materials	1,238	45,521

		920,275

THE ADVISORS’ INNER CIRCLE FUND	RHJ SMID CAP PORTFOLIO
JANUARY 31, 2019
(Unaudited)

COMMON STOCK — continued
	Shares	Value
MATERIALS — 4.4%
FMC	951	$75,890
Livent*	2,348	29,726
PQ Group Holdings*	4,378	65,889

		171,505

TOTAL COMMON STOCK (Cost $3,223,558)		3,784,731

SHORT-TERM INVESTMENT (A) — 1.2%
CASH EQUIVALENT
Dreyfus Treasury Cash Management Fund, Institutional Shares, 2.280% (Cost $46,216)	46,216	46,216

TOTAL INVESTMENTS — 99.4% (Cost $3,269,774)		$3,830,947

Percentages are based on Net Assets of $3,854,379.

(A)	The rate reported is the 7-day effective yield as of January 31, 2019.
*	Non-income producing security.
‡	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
Cl	Class

As of January 31, 2019, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements under U.S. GAAP.

For the period ended January 31, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended January 31, 2019, there were no Level 3 securities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

RHJ-QH-003-3100

THE ADVISORS’ INNER CIRCLE FUND	RHJ SMALL CAP PORTFOLIO
JANUARY 31, 2019
(Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 95.5%
	Shares	Value
COMMUNICATION SERVICES — 1.8%
IMAX*	36,800	$764,336

CONSUMER DISCRETIONARY — 14.7%
Aaron’s	17,900	896,074
Children’s Place	5,528	534,889
Dave & Buster’s Entertainment	11,400	586,530
Five Below*	6,900	853,737
Party City Holdco*	41,600	459,264
Steven Madden	23,900	780,335
Stoneridge*	16,972	443,139
Strategic Education	8,500	929,900
Urban Outfitters*	20,600	665,380

		6,149,248

CONSUMER STAPLES — 5.0%
Calavo Growers	10,700	870,552
MGP Ingredients	2,806	201,443
Performance Food Group*	30,000	1,024,800

		2,096,795

ENERGY — 2.6%
Apergy*	18,600	625,332
Oil States International*	25,500	439,110

		1,064,442

FINANCIALS — 7.3%
Banner	11,400	621,756
FirstCash	4,900	403,907
Glacier Bancorp	15,000	632,700
Great Western Bancorp	21,299	751,642
UMB Financial	9,900	637,164

		3,047,169

THE ADVISORS’ INNER CIRCLE FUND	RHJ SMALL CAP PORTFOLIO
JANUARY 31, 2019
(Unaudited)

COMMON STOCK — continued
	Shares	Value
HEALTH CARE — 17.9%
Acadia Healthcare*	20,900	$571,824
BioTelemetry*	12,600	904,932
Cambrex*	16,600	724,590
Emergent BioSolutions*	12,300	767,397
Encompass Health	10,200	681,768
Ensign Group	16,500	718,905
Globus Medical, Cl A*	13,200	594,660
NuVasive*	14,900	747,086
Omnicell*	11,800	768,534
Premier, Cl A*	24,900	990,771

		7,470,467

INDUSTRIALS — 24.6%
Aerojet Rocketdyne Holdings*	24,800	978,856
Air Transport Services Group*	47,300	1,123,375
Albany International, Cl A	11,300	775,858
Apogee Enterprises	18,200	620,074
ASGN*	11,800	743,282
Columbus McKinnon	20,442	740,000
Cubic	11,900	764,813
Hub Group, Cl A*	6,475	288,202
Lindsay	7,700	661,276
MasTec*	22,959	1,018,920
Mercury Systems*	17,195	1,008,143
Primoris Services	18,100	361,095
SPX FLOW*	21,228	695,642
Tetra Tech	9,200	507,748

		10,287,284

INFORMATION TECHNOLOGY — 19.0%
Box, Cl A*	21,800	456,056
Brooks Automation	27,300	849,849
EPAM Systems*	7,500	1,061,100
Integrated Device Technology*	16,100	786,485
LiveRamp Holdings*	11,036	479,404

THE ADVISORS’ INNER CIRCLE FUND	RHJ SMALL CAP PORTFOLIO
JANUARY 31, 2019
(Unaudited)

COMMON STOCK — continued
	Shares	Value
INFORMATION TECHNOLOGY — continued
Pegasystems	15,100	$849,979
Power Integrations	10,500	693,000
PTC*	7,400	627,446
Radware*	5,359	129,741
Silicon Motion Technology ADR	14,852	578,783
Teradata*	16,400	727,832
Verint Systems*	15,000	725,550

		7,965,225

MATERIALS — 2.6%
Carpenter Technology	15,700	741,982
Livent*	26,100	330,426

		1,072,408

TOTAL COMMON STOCK (Cost $38,336,491)		39,917,374

SHORT-TERM INVESTMENT (A) — 4.0%
CASH EQUIVALENT
Dreyfus Treasury Cash Management Fund, Institutional Shares, 2.280% (Cost $1,688,634)	1,688,634	1,688,634

TOTAL INVESTMENTS — 99.5% (Cost $40,025,125)		$41,606,008

Percentages are based on Net Assets of $41,825,256.

(A)	The rate reported is the 7-day effective yield as of January 31, 2019.
*	Non-income producing security.
ADR	American Depositary Receipt
Cl	Class

As of January 31, 2019, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements under U.S. GAAP.

THE ADVISORS’ INNER CIRCLE FUND	RHJ SMALL CAP PORTFOLIO
JANUARY 31, 2019
(Unaudited)

For the period ended January 31, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended January 31, 2019, there were no Level 3 securities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

RHJ-QH-002-3100

THE ADVISORS’ INNER CIRCLE FUND	RHJ MICRO CAP PORTFOLIO
JANUARY 31, 2019
(Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 99.1%‡
	Shares	Value
COMMUNICATION SERVICES — 4.5%
Care.com*	29,100	$691,707
Marcus	15,000	668,550
QuinStreet*	35,500	675,920

		2,036,177

CONSUMER DISCRETIONARY — 8.1%
Clarus	49,700	556,143
Core-Mark Holding	17,445	486,367
Del Taco Restaurants*	49,000	509,110
MasterCraft Boat Holdings*	23,500	513,005
Modine Manufacturing*	44,900	656,887
ZAGG*	38,500	431,970
Zumiez*	18,000	457,380

		3,610,862

CONSUMER STAPLES — 4.3%
Farmer Brothers*	23,200	570,720
Inter Parfums	11,600	770,936
Landec*	45,568	578,258

		1,919,914

ENERGY — 2.2%
Cactus, Cl A*	11,400	374,148
Solaris Oilfield Infrastructure, Cl A	42,200	634,688

		1,008,836

FINANCIALS — 8.9%
Carolina Financial	16,100	557,382
Donnelley Financial Solutions*	31,800	465,552
EZCORP, Cl A*	43,400	404,488
First Busey	19,800	490,248
Guaranty Bancshares	14,698	440,940
Heritage Financial	23,800	737,324

THE ADVISORS’ INNER CIRCLE FUND	RHJ MICRO CAP PORTFOLIO
JANUARY 31, 2019
(Unaudited)

COMMON STOCK — continued
	Shares	Value
FINANCIALS — continued
People’s Utah Bancorp	14,513	$426,682
Washington Trust Bancorp	9,100	473,564

		3,996,180

HEALTH CARE — 25.0%
ANI Pharmaceuticals*	8,900	478,286
Anika Therapeutics*	14,800	562,252
BioSpecifics Technologies*	10,400	675,792
BioTelemetry*	10,800	775,656
Cardiovascular Systems*	20,500	638,165
Castlight Health, Cl B*	166,237	493,724
Collegium Pharmaceutical*	31,600	505,916
CryoPort*	57,700	605,273
Eagle Pharmaceuticals*	6,800	287,368
IntriCon*	20,500	531,360
Lantheus Holdings*	35,000	588,700
LeMaitre Vascular	23,400	557,856
NeoGenomics*	44,100	732,942
PetIQ, Cl A*	18,400	559,728
STAAR Surgical*	14,700	525,231
Surmodics*	10,700	612,789
Tactile Systems Technology*	8,400	559,272
U.S. Physical Therapy	4,100	434,149
Utah Medical Products	5,700	535,458
Vocera Communications*	13,300	542,906

		11,202,823

INDUSTRIALS — 21.7%
AAR	13,800	519,984
Air Transport Services Group*	25,300	600,875
CBIZ*	28,700	562,520
Columbus McKinnon	14,466	523,669
CRA International	11,500	480,010
DMC Global	18,570	641,037

THE ADVISORS’ INNER CIRCLE FUND	RHJ MICRO CAP PORTFOLIO
JANUARY 31, 2019
(Unaudited)

COMMON STOCK — continued
	Shares	Value
INDUSTRIALS — continued
DXP Enterprises*	13,063	$429,903
ESCO Technologies	10,100	657,611
Exponent	12,500	624,500
Kornit Digital*	32,600	624,616
Park-Ohio Holdings	13,700	444,976
Radiant Logistics*	94,900	468,806
Resources Connection	38,500	643,335
SP Plus*	15,900	526,290
Sterling Construction*	54,300	718,932
Titan Machinery*	27,700	519,098
Willdan Group*	21,400	720,110

		9,706,272

INFORMATION TECHNOLOGY — 24.4%
Airgain*	46,200	496,650
AXT*	105,200	432,372
Cass Information Systems	6,500	319,085
DSP Group*	36,800	465,152
ePlus*	5,200	411,944
Hackett Group	27,700	498,323
International Money Express*	48,078	552,897
Kimball Electronics*	35,600	575,652
LivePerson*	25,100	589,097
Materialise ADR*	31,946	528,067
Mesa Laboratories	2,700	611,631
Mitek Systems*	64,700	713,641
Model N*	52,474	761,398
MTS Systems	15,000	750,900
Napco Security Technologies*	24,100	378,611
nLight*	31,700	619,735
Perficient*	21,400	545,914
Ribbon Communications*	84,800	473,184

THE ADVISORS’ INNER CIRCLE FUND	RHJ MICRO CAP PORTFOLIO
JANUARY 31, 2019
(Unaudited)

COMMON STOCK — continued
	Shares	Value
INFORMATION TECHNOLOGY — continued
Silicom*	15,000	$529,650
Virtusa*	13,700	664,724

		10,918,627

TOTAL COMMON STOCK (Cost $37,747,373)		44,399,691

SHORT-TERM INVESTMENT (A) — 1.7%
CASH EQUIVALENT
Dreyfus Treasury Cash Management Fund, Institutional Shares, 2.280% (Cost $785,339)	785,339	785,339

TOTAL INVESTMENTS — 100.8% (Cost $38,532,712)		$45,185,030

Percentages are based on Net Assets of $44,816,177.

(A)	The rate reported is the 7-day effective yield as of January 31, 2019.
*	Non-income producing security.
‡	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting puposes.
ADR	American Depositary Receipt
Cl	Class

As of January 31, 2019, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements under U.S. GAAP.

For the period ended January 31, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended January 31, 2019, there were no Level 3 securities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

RHJ-QH-004-1700

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR § 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 28, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 28, 2019

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: March 28, 2019